COMMITMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
COMMITMENTS

21.       COMMITMENTS

(a)	Operating lease

At the end of the reporting period, the Group had commitments for future minimum lease payments under a non-cancellable operating lease in respect of the rented premises which fall due as follows:

	December 31,
	2016	2017	2017
	CNY	CNY	US$

Within the first year	1,337	476	73
After one year but not more than five years	1,542	—	—
Later than five years	1,063	—	—
	3,942	476	73

(b)	Capital commitments

There was no capital commitment as at December 31, 2016 and 2017.